Supplement to the
Fidelity® Balanced Fund
October 30, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Pramod Atluri. Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Brian Lempel (co-manager) has managed the fund since April 2013. Pramod Atluri (co-manager) has managed the fund since March 2012. Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013.

The following information replaces the biographical information for John Avery found in the "Fund Management" section on page 25.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (energy sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Adam Hetnarski found in the "Fund Management" section on page 25.

Brian Lempel is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (information technology sector), which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lempel has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Nathan Strik found in the "Fund Management" section on page 25.

Monty Kori is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

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Supplement to the
Fidelity® Balanced Fund
Class K
October 30, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Pramod Atluri. Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Brian Lempel (co-manager) has managed the fund since April 2013. Pramod Atluri (co-manager) has managed the fund since March 2012. Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 16.

Class K shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Class K shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which an affiliate of FMR provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

The following information replaces the biographical information for John Avery found in the "Fund Management" section on page 22.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (energy sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Adam Hetnarski found in the "Fund Management" section on page 22.

Brian Lempel is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (information technology sector), which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lempel has worked as a research analyst and portfolio manager.

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The following information replaces the biographical information for Nathan Strik found in the "Fund Management" section on page 22.

Monty Kori is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.